March 21, 1997
                           DREYFUS GNMA FUND, INC.
                           SUPPLEMENT TO PROSPECTUS
                           DATED SEPTEMBER 2, 1996
        THE FOLLOWING INFORMATION SUPERSEDES THE INFORMATION CONTAINED IN THE SECOND PARAGRAPH OF THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND -- INVESTMENT ADVISER."
        The Fund's primary portfolio manager is Michael Hoeh. He has held that position since March, 1997, and has been employed by The Dreyfus Corporation since October, 1996. Prior to joining The Dreyfus Corporation, he was Senior Vice President-Portfolio Management for ARM Capital Advisors,
Inc., and prior thereto Vice President-Risk Management of Blackrock Financial Management.
        THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE SECOND PARAGRAPH OF THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM SHARES -- GENERAL:"
        Service Agents may charge their clients a fee for effecting redemptions of Fund shares.
                                                                    265s032197